Average Annual Total Returns - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Chemicals Portfolio	Apr. 29, 2025
Select Chemicals Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(6.07%)
Past 5 years	7.20%
Past 10 years	5.81%
Select Chemicals Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.71%)
Past 5 years	5.88%
Past 10 years	4.12%
Select Chemicals Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.29%)
Past 5 years	5.67%
Past 10 years	4.35%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1503
Average Annual Return:
Past 1 year	(2.27%)
Past 5 years	7.46%
Past 10 years	7.33%